CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Total revenues	$ 268,099	$ 218,326
Cost of revenues	241,807	200,460
Research and development (credit) expenses (including related parties amounts of US$(39,744) and US$49,415 for the six months ended June 30, 2026 and 2025, respectively)	(1,565)	92,305
Selling and marketing expenses (including related parties amounts of US$20,125, US$52,636 and US$40,531 for the years ended December 31, 2025, 2024 and 2023, respectively)	82,932	78,995
General and administrative expenses (including related parties amounts of US$4,227, US$10,873 and US$13,085 for the years ended December 31, 2025, 2024 and 2023, respectively)	46,176	63,356
Foreign currency translation adjustment, income taxes	0	0
Interest expenses (including related parties amounts of US$39,109, US$19,504 and nil for the years ended December 31, 2025, 2024 and 2023, respectively)	34,300	33,641
Interest income (including related parties amounts of US$11,765 and US$9,317 for the six months ended June 30, 2026 and 2025, respectively)	15,202	13,157
Net of income taxes	0	0
Goods
Total revenues	263,256	197,485
Cost of revenues	238,119	184,885
Service
Total revenues	4,843	20,841
Cost of revenues	3,688	15,575
Related party
Research and development (credit) expenses (including related parties amounts of US$(39,744) and US$49,415 for the six months ended June 30, 2026 and 2025, respectively)	(39,744)	49,415
Selling and marketing expenses (including related parties amounts of US$20,125, US$52,636 and US$40,531 for the years ended December 31, 2025, 2024 and 2023, respectively)	8,099	14,059
General and administrative expenses (including related parties amounts of US$4,227, US$10,873 and US$13,085 for the years ended December 31, 2025, 2024 and 2023, respectively)	999	2,343
Interest expenses (including related parties amounts of US$39,109, US$19,504 and nil for the years ended December 31, 2025, 2024 and 2023, respectively)	23,183	13,799
Interest income (including related parties amounts of US$11,765 and US$9,317 for the six months ended June 30, 2026 and 2025, respectively)	11,765	9,317
Related party | Goods
Total revenues	11,767	2,762
Cost of revenues	198,294	158,085
Related party | Service
Total revenues	$ 231	$ 16,685